JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNTS A, N, S, U, UV, AND V

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT B

Supplement dated January 30, 2025 to the Statutory Prospectuses,

Updating Summary Prospectuses, and Initial Summary Prospectuses,

dated April 29, 2024

Changes to Variable Investment Options

This Supplement is intended for distribution with the Statutory Prospectuses, Updating Summary Prospectuses, and Initial Summary Prospectuses, as applicable, (each a “prospectus”) dated April 29, 2024 for variable life insurance contracts issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses belong to the following policies:

Accumulation Survivorship Variable Universal Life 2020	Majestic Variable Universal Life 98

Accumulation SVUL	Majestic VCOLIX

Accumulation Variable Universal Life	Majestic VULX

Accumulation Variable Universal Life 08	Medallion Executive Variable Life

Accumulation Variable Universal Life 2014	Medallion Executive Variable Life II

Accumulation Variable Universal Life 2019	Medallion Executive Variable Life III

Accumulation Variable Universal Life 2021	Medallion Variable Life

Accumulation Variable Universal Life 2021 Core	Medallion Variable Universal Life Edge

Corporate VUL	Medallion Variable Universal Life Edge II

Corporate VUL 05	Medallion Variable Universal Life Plus

Corporate VUL 08	Performance Executive Variable Life

eVariable Life	Performance Survivorship Variable Universal Life

Flex V1	Protection SVUL

Flex V2	Protection Variable Universal Life

Majestic Accumulation Variable Universal Life 2019	Protection Variable Universal Life 09

Majestic Accumulation Variable Universal Life 2021	Protection Variable Universal Life 2012

Majestic Performance Survivorship Variable Universal Life	Protection Variable Universal Life 2017

Majestic Performance Variable Universal Life	Protection Variable Universal Life 2021

Majestic Survivorship Variable Universal Life 2020	Protection Variable Universal Life 2023

Majestic Survivorship VULX	Simplified Life

Majestic Variable COLI	Variable Estate Protection

Majestic Variable Estate Protection	Variable Estate Protection Edge

Majestic Variable Estate Protection 98	Variable Estate Protection Plus

Majestic Variable Universal Life	Variable Master Plan Plus

Portfolio Subadviser Change

Effective on or about February 7, 2025 (the “Effective Date”), the JHVIT High Yield Trust portfolio’s “Former Subadviser” will be replaced by the “New Subadviser” indicated below:

Former Subadviser	New Subadviser
Western Asset Management Company, LLC	Manulife Investment Management (US) LLC

As a result, after the Effective Date, all references in the prospectuses to the Former Subadviser are changed to the New Subadviser, respectively.

Changes to Investment Objective

In addition, on or about the Effective Date, there is a change to the JHVIT High Yield Trust portfolio’s investment objective in the “Appendix: Portfolios Available Under the Contract” section of the prospectus.

Accordingly, the subadviser and investment objective of the JHVIT High Yield Trust Series NAV portfolio are deleted in the “Appendix: Portfolios Available Under the Contract” section of each prospectus and replaced with the following:

Investment Objective	Portfolio and Adviser/Subadviser	Current	Average Annual Total
		Expenses	Returns
(as of 12/31/23) (%)
			1-Year	5-Year	10-Year
The fund seeks high current income.	High Yield Trust – Series NAV	0.81%*	12.87	4.95	3.58
Capital appreciation is a secondary goal.	John Hancock Variable Trust Advisers
LLC/Manulife Investment
Management (US) LLC

* This portfolio’s annual expenses reflect temporary fee or expense waivers or reimbursements.

You should read this supplement together with the prospectus for the contract you purchased and retain both documents for future reference.

Prior to making any investment decisions, you should carefully review your product prospectus and all applicable supplements. In addition, you should review the prospectuses and applicable supplements for the underlying portfolios that we make available as investment options under the policies. The prospectuses describe the investment objectives, policies and restrictions of, and the risks relating to, investment in the portfolios. In the case of any of the portfolios that are operated as feeder funds, you should also review the prospectus for the corresponding master fund. If you need to obtain additional copies of any of these documents, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

VLI ProdSupp VL 01/2025

333-85284	333-233647	333-141693	333-152409	333-164161
333-124150	333-233648	333-148992	333-164150	333-164162
333-131299	333-236446	333-151631	333-164151	333-164164
333-141692	333-236447	333-152407	333-164152	333-164163
333-148991	333-248502	333-152408	333-164153	333-164165
333-151630	333-254210	333-153253	333-164156	333-164166
333-152406	333-254211	333-157213	333-164154	333-164167
333-153252	333-265436	333-179571	333-164155	333-164168
333-157212	333-266659	333-193995	333-164171	333-164169
333-179570	333-127543	333-235396	333-164173	333-164175
333-193994	333-131139	333-235397	333-164158	333-164176
333-194818	333-131134	333-238712	333-164159	333-164174
333-217721	333-132905	333-126668	333-164160